Nuveen ESG Dividend ETF (NUDV)
Portfolio of Investments July 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.7%
X –
COMMON STOCKS - 99.7%
COMMUNICATION SERVICES - 4.2%
3,296 Comcast Corp, Class A $ 136,026
419 Fox Corp, Class A 15,939
249 Fox Corp, Class B 8,822
664 Interpublic Group of Cos Inc/
The
21,361
343 Omnicom Group Inc 33,628
945 Paramount Global 10,792
3,318 Verizon Communications Inc 134,445
TOTAL COMMUNICATION SERVICES 361,013
CONSUMER DISCRETIONARY - 7.4%
376 Bath & Body Works Inc 13,818
343 Best Buy Co Inc 29,676
103 Dick's Sporting Goods Inc 22,284
244 Genuine Parts Co 35,895
476 Home Depot Inc/The 175,244
469 LKQ Corp 19,463
554 Lowe's Cos Inc 136,013
1,508 Starbucks Corp 117,549
189 Tractor Supply Co 49,767
214 Williams-Sonoma Inc 33,102
TOTAL CONSUMER DISCRETIONARY 632,811
CONSUMER STAPLES - 9.5%
879 Archer-Daniels-Midland Co 54,507
251 Bunge Global SA 26,413
217 Clorox Co/The 28,629
2,341 Coca-Cola Co/The 156,238
262 Hershey Co/The 51,740
592 Kimberly-Clark Corp 79,949
1,196 Kroger Co/The 65,182
254 Lamb Weston Holdings Inc 15,245
445 McCormick & Co Inc/MD 34,269
737 PepsiCo Inc 127,258
872 Sysco Corp 66,839
735 Target Corp 110,551
TOTAL CONSUMER STAPLES 816,820
ENERGY - 1.8%
1,763 Baker Hughes Co 68,264
1,022 ONEOK Inc 85,163
TOTAL ENERGY 153,427
FINANCIALS - 20.9%
478 Ally Financial Inc 21,515
3,810 Bank of America Corp 153,581
1,322 Bank of New York Mellon Corp/
The
86,023
670 Capital One Financial Corp 101,438
1,907 Citigroup Inc 123,726
438 Discover Financial Services 63,068
1,010 Fidelity National Information
Services Inc
77,598
1,197 Fifth Third Bancorp 50,681

Nuveen ESG Dividend ETF (NUDV)
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

Shares Description (a) Value
FINANCIALS (continued)
274 Goldman Sachs Group Inc/The $ 139,474
88 Hartford Financial Services
Group Inc/The
9,761
2,542 Huntington Bancshares Inc/OH 38,003
68 MarketAxess Holdings Inc 15,200
571 Marsh & McLennan Cos Inc 127,087
1,217 Morgan Stanley 125,607
706 Nasdaq Inc 47,782
357 Northern Trust Corp 31,648
696 PNC Financial Services Group
Inc/The
126,046
412 Principal Financial Group Inc 33,582
628 Prudential Financial Inc 78,701
529 State Street Corp 44,949
713 Synchrony Financial 36,213
401 Travelers Cos Inc/The 86,792
2,725 US Bancorp 122,298
179 Willis Towers Watson PLC 50,528
TOTAL FINANCIALS 1,791,301
HEALTH CARE - 13.4%
418 Amgen Inc 138,973
2,763 Bristol-Myers Squibb Co 131,408
430 Cardinal Health Inc 43,357
354 Cigna Group/The 123,429
1,731 Gilead Sciences Inc 131,660
1,097 Johnson & Johnson 173,161
147 Labcorp Holdings Inc 31,670
4,552 Pfizer Inc 139,018
194 Quest Diagnostics Inc 27,606
356 UnitedHealth Group Inc 205,113
TOTAL HEALTH CARE 1,145,395
INDUSTRIALS - 16.1%
966 3M Co 123,213
153 Allegion plc 20,932
476 Automatic Data Processing Inc 125,007
207 Broadridge Financial Solutions
Inc
44,298
371 Caterpillar Inc 128,440
1,527 CNH Industrial NV 16,263
240 Cummins Inc 70,032
311 Deere & Co 115,686
411 FedEx Corp 124,225
354 Ferguson PLC 78,818
221 Fortune Brands Innovations Inc 17,859
1,194 Johnson Controls International
plc
85,419
282 Knight-Swift Transportation
Holdings Inc
15,349
154 Owens Corning 28,702
567 Paychex Inc 72,587
201 Rockwell Automation Inc 56,009
182 Toro Co/The 17,423
540 Union Pacific Corp 133,234
829 United Parcel Service Inc, Class
B
108,077
TOTAL INDUSTRIALS 1,381,573

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in
Shares Description (a) Value
INFORMATION TECHNOLOGY - 12.1%
445 Accenture PLC, Class A $ 147,126
2,877 Cisco Systems Inc 139,391
1,004 Gen Digital Inc 26,094
2,278 Hewlett Packard Enterprise Co 45,355
1,714 HP Inc 61,858
3,968 Intel Corp 121,976
748 International Business
Machines Corp
143,721
568 Juniper Networks Inc 21,408
362 NetApp Inc 45,967
416 NXP Semiconductors NV 109,475
347 Seagate Technology Holdings
PLC
35,453
671 Texas Instruments Inc 136,756
TOTAL INFORMATION TECHNOLOGY 1,034,580
MATERIALS - 3.9%
141 Avery Dennison Corp 30,573
448 International Flavors &
Fragrances Inc
44,567
577 International Paper Co 26,819
456 LyondellBasell Industries NV,
Class A
45,354
2,016 Newmont Corp 98,925
413 PPG Industries Inc 52,442
263 Steel Dynamics Inc 35,037
TOTAL MATERIALS 333,717
REAL ESTATE - 7.3%
606 American Tower Corp 133,562
249 AvalonBay Communities Inc 51,025
260 BXP Inc 18,541
146 Equinix Inc 115,375
1,239 Host Hotels & Resorts Inc 21,695
510 Iron Mountain Inc 52,306
277 Public Storage 81,970
189 SBA Communications Corp 41,493
997 Welltower Inc 110,916
TOTAL REAL ESTATE 626,883
UTILITIES - 3.1%
341 American Water Works Co Inc 48,545
264 Atmos Energy Corp 33,760
606 Consolidated Edison Inc 59,097
457 Essential Utilities Inc 18,577
613 Eversource Energy 39,790
1,744 Exelon Corp 64,877
TOTAL UTILITIES 264,646
TOTAL COMMON STOCKS
(cost $7,852,952) 8,542,166
TOTAL LONG-TERM INVESTMENTS
(cost $7,852,952) 8,542,166
OTHER ASSETS & LIABILITIES, NET - 0.3% 24,059
NET ASSETS - 100% $ 8,566,225

Nuveen ESG Dividend ETF (NUDV)
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 8,542,166 $ – $ – $ 8,542,166
Total
$ 8,542,166 $ – $ – $ 8,542,166
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.

Nuveen ESG Emerging Markets Equity ETF
(NUEM)
Portfolio of Investments July 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 100.1%
X –
COMMON STOCKS - 100.1%
COMMUNICATION SERVICES - 10.0%
113,843 America Movil SAB de CV $ 95,080
24,300 Autohome Inc, ADR 606,042
264,202 Bharti Airtel Ltd 4,706,514
1,292 CD Projekt SA 51,782
152,000 (b) China Ruyi Holdings Ltd 40,666
17,098 Chunghwa Telecom Co Ltd 63,201
25,578 Info Edge India Ltd 2,146,730
54,400 Jiangsu Phoenix Publishing &
Media Corp Ltd, Class A
77,751
111,938 Kakao Corp 3,187,194
94,730 Kanzhun Ltd 1,286,433
43,600 Kingnet Network Co Ltd, Class
A
56,826
110,200 Kingsoft Corp Ltd 312,459
10,390 (b),(c) Krafton Inc 2,218,747
550,832 (b),(c) Kuaishou Technology 3,088,382
696,446 Mobile Telecommunications
Co KSCP
1,037,090
157,112 NetEase Inc 2,940,319
286,794 Ooredoo QPSC 823,125
242,720 Saudi Telecom Co 2,490,663
14,705 SK Telecom Co Ltd 577,839
42,755 Telefonica Brasil SA 366,909
68,400 Tencent Music Entertainment
Group, ADR
969,912
TOTAL COMMUNICATION SERVICES 27,143,664
CONSUMER DISCRETIONARY - 14.5%
7,544 AIMA Technology Group Co
Ltd, Class A
29,163
84,827 (b),(c) Allegro.eu SA 778,063
40,000 ANTA Sports Products Ltd 358,935
24,029 Bajaj Auto Ltd 2,773,493
119,269 BYD Co Ltd 3,480,969
38,920 BYD Co Ltd, Class A 1,330,343
29,548
(c)
China Tourism Group Duty Free
Corp Ltd
208,788
5,083 China Tourism Group Duty Free
Corp Ltd, Class A
48,252
490,676 Chow Tai Fook Jewellery Group
Ltd
445,955
19,766 Coway Co Ltd 894,441
8,861 Eicher Motors Ltd 525,202
34,169 (b) Falabella SA 112,830
460 (b),(d) FF Group 5
64,161 Great Wall Motor Co Ltd 87,716
366,202 Haier Smart Home Co Ltd 1,202,391
6,393 Hero MotoCorp Ltd 419,064
11,090 Hotai Motor Co Ltd 218,291
231,574 Indian Hotels Co Ltd/The 1,775,759
148,150 JD.com Inc, Class A 1,972,299
1,373 JUMBO SA 36,786
38,200 LG Electronics Inc 2,885,636
93,288 (b) Li Auto Inc, Class A 915,923
57 LPP SA 218,178

Nuveen ESG Emerging Markets Equity ETF (NUEM)
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

Shares Description (a) Value
CONSUMER DISCRETIONARY (continued)
88,058 Mahindra & Mahindra Ltd $ 3,058,150
322,700 (b),(c) Meituan, Class B 4,514,991
72,500 Midea Group Co Ltd, Class A 639,576
12,985 Naspers Ltd 2,514,170
166,822
(c)
Pop Mart International Group
Ltd
885,147
356,904 PTT Oil & Retail Business PCL 158,201
16,186 Titan Co Ltd 668,666
42,633 Trent Ltd 2,973,102
67,479 Vipshop Holdings Ltd, ADR 920,414
819,398 (b) Zomato Ltd 2,245,476
TOTAL CONSUMER DISCRETIONARY 39,296,375
CONSUMER STAPLES - 6.0%
626 Amorepacific Corp 82,618
51,270 Arca Continental SAB de CV 504,541
2,912 CJ CheilJedang Corp 817,496
173,530 Fomento Economico Mexicano
SAB de CV
1,916,323
106,535 Hindustan Unilever Ltd 3,442,622
239 LG H&H Co Ltd 61,106
72,441 Nestle India Ltd 2,125,201
286,283 (c) Nongfu Spring Co Ltd 1,115,888
98,772 Raia Drogasil SA 482,262
58,159 Tata Consumer Products Ltd 825,859
149,960 Varun Beverages Ltd 2,825,158
593,361 Wal-Mart de Mexico SAB de CV 1,973,358
TOTAL CONSUMER STAPLES 16,172,432
ENERGY - 2.5%
139,722 Empresas Copec SA 970,076
23,778 Motor Oil Hellas Corinth
Refineries SA
605,173
102,610 Offshore Oil Engineering Co
Ltd, Class A
78,083
213,662 Qatar Fuel QSC 864,976
16,122 S-Oil Corp 795,122
436,210 Thai Oil PCL 618,000
346,657 Turkiye Petrol Rafinerileri AS 1,709,707
259,572 Ultrapar Participacoes SA 1,019,874
22,000 Yantai Jereh Oilfield Services
Group Co Ltd, Class A
95,852
TOTAL ENERGY 6,756,863
FINANCIALS - 22.8%
6,812,939 Agricultural Bank of China Ltd 3,052,392
1,050,864 Agricultural Bank of China Ltd,
Class A
667,368
6,397 (c) AU Small Finance Bank Ltd 49,359
856,074 B3 SA - Brasil Bolsa Balcao 1,643,165
414,945 Banco Bradesco SA 912,435
614,111 Banco do Brasil SA 2,884,374
2,544,132 Bank Central Asia Tbk PT 1,607,685
1,055,552 Bank Negara Indonesia Persero
Tbk PT
322,638
4,646,570 Bank Rakyat Indonesia Persero
Tbk PT
1,334,532
227,010 Cathay Financial Holding Co
Ltd
430,953
220,282 Chailease Holding Co Ltd 1,018,646
7,617,139 China Construction Bank Corp 5,333,557

Shares Description (a) Value
FINANCIALS (continued)
211,998 China Construction Bank Corp,
Class A
$ 218,228
841,500 China Merchants Bank Co Ltd 3,500,864
8,238 China Merchants Bank Co Ltd,
Class A
37,306
98,820 CITIC Securities Co Ltd 148,761
263,600 CITIC Securities Co Ltd, Class A 722,132
163,416 Commercial International Bank
- Egypt (CIB)
280,060
3,899 Credicorp Ltd 665,325
3,530,652 CTBC Financial Holding Co Ltd 3,813,147
27,434 Eurobank Ergasias Services and
Holdings SA
62,876
309,592 First Abu Dhabi Bank PJSC 1,099,123
791,007 FirstRand Ltd 3,552,547
1,078,069 Fubon Financial Holding Co Ltd 2,892,780
17,566 Hana Financial Group Inc 825,510
274,999 HDFC Bank Ltd 5,306,775
113,429 Huatai Securities Co Ltd, Class
A
208,729
7,145,666 Industrial & Commercial Bank
of China Ltd
3,969,814
737,780 Industrial & Commercial Bank
of China Ltd, Class A
597,157
21,904 Industrial Bank Co Ltd, Class A 50,763
33,583 KB Financial Group Inc 2,144,141
1,350 Komercni Banka AS 46,582
107,083 Kotak Mahindra Bank Ltd 2,312,173
535,285 Malayan Banking Bhd 1,190,687
761,410 Ping An Insurance Group Co of
China Ltd
3,328,488
36,194 Piraeus Financial Holdings SA 152,745
70,780 Powszechna Kasa Oszczednosci
Bank Polski SA
1,051,592
1,523,636 Public Bank Bhd 1,396,128
11,197 Samsung Life Insurance Co Ltd 784,827
27,682 Shinhan Financial Group Co
Ltd
1,202,385
25,626 Standard Bank Group Ltd 312,421
95,028 Yapi ve Kredi Bankasi AS 86,675
754,171 Yuanta Financial Holding Co
Ltd
752,565
TOTAL FINANCIALS 61,970,410
HEALTH CARE - 3.4%
28,300 Beijing Tongrentang Co Ltd,
Class A
146,011
52,800
(b)
Chongqing Zhifei Biological
Products Co Ltd, Class A
206,960
11,599 (b) Cipla Ltd/India 213,933
30,820 CSPC Innovation
Pharmaceutical Co Ltd, Class A
104,686
31,096 Dr Sulaiman Al Habib Medical
Services Group Co
2,386,963
59,358
(c)
Hansoh Pharmaceutical Group
Co Ltd
129,779
757,759 IHH Healthcare Bhd 1,039,043
32,000 (b),(c) Innovent Biologics Inc 158,525
136,900 Jiangsu Hengrui
Pharmaceuticals Co Ltd, Class
A
799,511
53,206 (b) PharmaEssentia Corp 1,061,854

Nuveen ESG Emerging Markets Equity ETF (NUEM)
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

Shares Description (a) Value
HEALTH CARE (continued)
16,033 Richter Gedeon Nyrt $ 456,984
4,400 Shenzhen Mindray Bio-Medical
Electronics Co Ltd, Class A
156,523
7,518 Torrent Pharmaceuticals Ltd 284,791
30,859 (c) WuXi AppTec Co Ltd 126,604
251,780 (b),(c) Wuxi Biologics Cayman Inc 371,289
20,251 Yuhan Corp 1,388,556
9,240 Zhangzhou Pientzehuang
Pharmaceutical Co Ltd, Class A
271,987
TOTAL HEALTH CARE 9,303,999
INDUSTRIALS - 5.5%
2,389 ABB India Ltd 225,318
567,648 Airports of Thailand PCL 899,765
40,800 Ayala Corp 409,919
249 Budimex SA 40,000
62,161 Contemporary Amperex
Technology Co Ltd, Class A
1,602,360
16,289 Doosan Bobcat Inc 487,457
9,996 Evergreen Marine Corp Taiwan
Ltd
51,850
283,093 (b) GMR Airports Infrastructure Ltd 343,957
20,987 Grupo Aeroportuario del
Sureste SAB de CV, Class B
632,860
5,958 Havells India Ltd 131,632
3,869 HD Hyundai Electric Co Ltd 871,175
14,330 Hyundai Engineering &
Construction Co Ltd
348,167
69,568 Jiangsu Zhongtian Technology
Co Ltd, Class A
144,091
45,600
(b)
Kuang-Chi Technologies Co
Ltd, Class A
113,565
4,116 Localiza Rent a Car SA 31,914
17,179 Metlen Energy & Metals SA 678,140
224,063 Rumo SA 877,979
8,521 (b) Samsung E&A Co Ltd 176,702
104,772 SF Holding Co Ltd, Class A 508,088
10,548 Shanghai M&G Stationery Inc,
Class A
43,709
15,356 Siemens Ltd 1,308,186
79,226 SM Investments Corp 1,232,318
5,006 Sungrow Power Supply Co Ltd,
Class A
47,677
1,843,931 (b) Suzlon Energy Ltd 1,527,933
18,003 (b) Turk Hava Yollari AO 157,273
694,977 Weichai Power Co Ltd 1,110,255
145,300 Weichai Power Co Ltd, Class A 277,428
35,508 ZTO Express Cayman Inc, ADR 672,877
TOTAL INDUSTRIALS 14,952,595
INFORMATION TECHNOLOGY - 22.3%
1,037,898 Acer Inc 1,384,601
253,000 ASE Technology Holding Co
Ltd
1,154,548
516,686 AUO Corp 280,585
414,543 Delta Electronics Inc 5,227,505
979,696 Delta Electronics Thailand PCL 2,803,450
103,375 HCL Technologies Ltd 2,028,022
128,521 Infosys Ltd 2,867,705
2,894,714 Lenovo Group Ltd 3,735,115
4,958 LG Display Co Ltd 40,478

Shares Description (a) Value
INFORMATION TECHNOLOGY
(continued)
718,966 Lite-On Technology Corp $ 2,167,616
20,133 Samsung Electro-Mechanics
Co Ltd
2,333,922
40,845 SK Hynix Inc 5,773,334
8,828 (b) SK Square Co Ltd 552,732
237,800 Sunny Optical Technology
Group Co Ltd
1,336,331
1,016,124 Taiwan Semiconductor
Manufacturing Co Ltd
28,873,131
TOTAL INFORMATION TECHNOLOGY 60,559,075
MATERIALS - 7.9%
1,352,580
(b)
Amman Mineral Internasional
PT
983,657
11,887 Anglo American Platinum Ltd 461,660
2,874 Anglogold Ashanti Plc 82,565
18,813 APL Apollo Tubes Ltd 333,777
71,863 Asian Paints Ltd 2,647,332
1,274,335 Cemex SAB de CV 823,542
1,825,263 China Steel Corp 1,288,290
499,358 Gerdau SA 1,613,069
71,280 Gold Fields Ltd 1,250,743
68,200 Jinduicheng Molybdenum Co
Ltd, Class A
99,645
13,622 KGHM Polska Miedz SA 467,173
15,651 Klabin SA 61,161
2,992 Korea Zinc Co Ltd 1,051,845
1,769 LG Chem Ltd 273,686
3,760 LG Chem Ltd 834,342
370,677 Nan Ya Plastics Corp 563,853
5,265 PI Industries Ltd 278,613
7,423 Pidilite Industries Ltd 282,491
223,923 Press Metal Aluminium
Holdings Bhd
261,231
42,028 SABIC Agri-Nutrients Co 1,317,331
292,056 (b) Saudi Arabian Mining Co 3,351,105
72,022 Saudi Basic Industries Corp 1,512,656
248,700 Shandong Nanshan Aluminum
Co Ltd, Class A
124,563
15,632 Supreme Industries Ltd 999,666
30,128 Tianqi Lithium Corp, Class A 121,969
51,600 Western Mining Co Ltd, Class A 115,085
29,600 Xiamen Tungsten Co Ltd, Class
A
69,622
105,700 Yunnan Chihong
Zinc&Germanium Co Ltd, Class
A
78,972
TOTAL MATERIALS 21,349,644
REAL ESTATE - 1.5%
1,114,920 Aldar Properties PJSC 2,243,196
36,287 China Resources Land Ltd 108,926
9,037
(c)
China Resources Mixc Lifestyle
Services Ltd
25,392
10,000 KE Holdings Inc, ADR 138,500
107,105 (c) Macrotech Developers Ltd 1,674,204
TOTAL REAL ESTATE 4,190,218

Nuveen ESG Emerging Markets Equity ETF (NUEM)
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (a) Value
UTILITIES - 3.7%
266,308 China Resources Gas Group
Ltd
$ 903,375
472,400 China Yangtze Power Co Ltd,
Class A
1,951,666
199,190 Cia Paranaense de Energia
- Copel
355,549
248,065 ENN Energy Holdings Ltd 1,743,314
710 Equatorial Energia SA 4,100
90,698 Interconexion Electrica SA ESP 391,037
699,524 Power Grid Corp of India Ltd 2,909,087
236,952 Tenaga Nasional Bhd 726,147
45,577 Torrent Power Ltd 1,015,985
TOTAL UTILITIES 10,000,260
TOTAL COMMON STOCKS
(cost $239,100,890) 271,695,535
Shares Description (a) Value
X –
COMMON STOCK RIGHTS - 0.0%
CONSUMER STAPLES - 0.0%
2,236 (d) Tata Consumer Products Ltd 9,981
TOTAL CONSUMER STAPLES 9,981
INDUSTRIALS - 0.0%
30 Localiza Rent a Car SA 61
TOTAL INDUSTRIALS 61
TOTAL COMMON STOCK RIGHTS
(cost $0) 10,042
TOTAL LONG-TERM INVESTMENTS
(cost $239,100,890) 271,705,577
OTHER ASSETS & LIABILITIES, NET - (0.1)% (218,773)
NET ASSETS - 100% $ 271,486,804

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 267,216,114 $ 4,479,416 $ 5 $ 271,695,535
Common Stock Rights 61 – 9,981 10,042
Total
$ 267,216,175 $ 4,479,416 $ 9,986 $ 271,705,577
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $15,345,158 or 5.6% of Total Investments.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
ADR American Depositary Receipt

Nuveen ESG International Developed Markets
Equity ETF (NUDM)
Portfolio of Investments July 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.7%
X –
COMMON STOCKS - 99.7%
COMMUNICATION SERVICES - 4.4%
1,456,000 BT Group PLC $ 2,634,130
32,217 KDDI Corp 967,838
17,618 Publicis Groupe SA 1,842,004
197,562 SoftBank Corp 2,580,150
131,705 SoftBank Group Corp 8,019,947
2,800 Swisscom AG 1,711,332
157,339 Telenor ASA 1,870,599
TOTAL COMMUNICATION SERVICES 19,626,000
CONSUMER DISCRETIONARY - 12.0%
87,129 Amadeus IT Group SA 5,726,700
30,200 Asics Corp 496,777
6,458 Avolta AG 243,574
14,653 Bayerische Motoren Werke AG 1,258,173
34,161 Bayerische Motoren Werke AG 3,172,386
67,890 Cie Generale des
Etablissements Michelin SCA
2,688,771
46,576 Compass Group PLC 1,433,402
5,540 D'ieteren Group 1,273,301
2,985 Fast Retailing Co Ltd 826,301
938 Hermes International SCA 2,053,363
415,982 Honda Motor Co Ltd 4,553,518
67,194 Industria de Diseno Textil SA 3,261,795
6,572 Kering SA 2,023,237
87,625 Mercedes-Benz Group AG 5,799,125
92,765 Oriental Land Co Ltd/Japan 2,640,035
605,464 Panasonic Holdings Corp 5,014,011
190,604 (b) Rakuten Group Inc 1,117,832
28,000 Sekisui House Ltd 703,443
7,181 Sodexo SA 680,312
98,957 Sony Group Corp 8,898,632
TOTAL CONSUMER DISCRETIONARY 53,864,688
CONSUMER STAPLES - 10.3%
121,197 Ajinomoto Co Inc 5,019,131
57,058 Associated British Foods PLC 1,819,020
920 Barry Callebaut AG 1,478,898
20 Chocoladefabriken Lindt &
Spruengli AG
2,467,481
74 Chocoladefabriken Lindt &
Spruengli AG
925,578
5,705
(b)
Coca-Cola Europacific Partners
PLC
420,858
101,325 Danone SA 6,596,163
73,209 Jeronimo Martins SGPS SA 1,279,393
18,180 Kerry Group PLC, Class A 1,699,709
103,432 Mowi ASA 1,742,391
148,287 Orkla ASA 1,249,004
113,782 Reckitt Benckiser Group PLC 6,106,060
1,206,532 Tesco PLC 5,138,927
151,203 Unilever PLC 9,275,638
497,224 Wilmar International Ltd 1,182,096
TOTAL CONSUMER STAPLES 46,400,347

Shares Description (a) Value
ENERGY - 0.8%
61,888 Ampol Ltd $ 1,352,622
109,958 Neste Oyj 2,220,268
TOTAL ENERGY 3,572,890
FINANCIALS - 21.5%
171,512 3i Group PLC 6,890,970
3,814 Ageas SA/NV 182,171
505,826 AIA Group Ltd 3,399,368
19,943 Allianz SE 5,628,142
327,098 ANZ Group Holdings Ltd 6,204,949
161,526 AXA SA 5,678,833
313,750 Bank Hapoalim BM 2,897,886
7,804 Banque Cantonale Vaudoise 828,053
541,035 Barclays PLC 1,624,759
961,556 BOC Hong Kong Holdings Ltd 2,800,230
27,388 Commonwealth Bank of
Australia
2,458,927
10,000 Concordia Financial Group Ltd 63,804
152,764 DNB Bank ASA 3,150,421
11,798 Eurazeo SE 929,409
200,414 Generali 5,189,645
11,329 Gjensidige Forsikring ASA 191,260
1,510,111 Intesa Sanpaolo SpA 6,128,652
24,264 KBC Group NV 1,880,983
621,602 Lloyds Banking Group PLC 475,699
333,363 Mizuho Financial Group Inc 7,639,477
1,543,755 NatWest Group PLC 7,298,998
34,656 NN Group NV 1,737,806
117,058 (c) Poste Italiane SpA 1,585,254
50,100 Sompo Holdings Inc 1,154,438
377,079 Svenska Handelsbanken AB 3,806,818
189,130 Tokio Marine Holdings Inc 7,569,725
232,546 UBS Group AG 7,043,086
110,890 United Overseas Bank Ltd 2,681,887
TOTAL FINANCIALS 97,121,650
HEALTH CARE - 13.9%
289,823 Astellas Pharma Inc 3,366,115
174,286 Chugai Pharmaceutical Co Ltd 7,655,564
20,641 CSL Ltd 4,174,593
176,878 Daiichi Sankyo Co Ltd 7,227,475
18,655 EssilorLuxottica SA 4,273,493
44,708 (b) Hoya Corp 5,627,871
4,808 Lonza Group AG 3,208,429
29,349 Merck KGaA 5,265,562
3,701 (b),(d) NMC Health PLC –
125,311 Novo Nordisk A/S, Class B 16,572,693
17,527 Ramsay Health Care Ltd 531,857
171,929 Takeda Pharmaceutical Co Ltd 4,915,849
TOTAL HEALTH CARE 62,819,501
INDUSTRIALS - 17.7%
98,127 ABB Ltd 5,437,813
52,762 ACS Actividades de
Construccion y Servicios SA
2,355,686
34,900 AerCap Holdings NV 3,278,855
8,925 Aeroports de Paris SA 1,173,415
89,899 Alstom SA 1,762,707
48,976 Bouygues SA 1,692,720
361,468 Brambles Ltd 3,672,769

Nuveen ESG International Developed Markets Equity ETF (NUDM)
(continued)
Portfolio of Investments
July 31, 2024

Shares Description (a) Value
INDUSTRIALS (continued)
17,318 Bunzl PLC $ 724,716
138,997 Computershare Ltd 2,509,659
53,965 Dai Nippon Printing Co Ltd 1,782,574
2,350 Daikin Industries Ltd 342,129
25,545 DCC PLC 1,758,692
18,994 Eiffage SA 1,892,967
19,909 Getlink SE 354,929
406,300 (b) Grab Holdings Ltd 1,340,790
376,251 Keppel Ltd 1,867,753
4,911 Komatsu Ltd 142,212
353,935 Mitsubishi Electric Corp 6,118,470
402,746 MTR Corp Ltd 1,304,336
14,005 MTU Aero Engines AG 3,966,010
173,837 RELX PLC 8,201,291
47,643 Rexel SA 1,212,560
35,931 Schneider Electric SE 8,664,607
17,695 SGS SA 1,931,826
28,649 Siemens AG 5,252,198
89,793 Smiths Group PLC 2,059,885
341,526 Transurban Group 2,901,451
234,258 Volvo AB 5,973,605
2,622 Volvo AB 68,060
TOTAL INDUSTRIALS 79,744,685
INFORMATION TECHNOLOGY - 8.2%
16,320 ASML Holding NV 15,019,705
414,098 Fujitsu Ltd 7,520,422
36,999 Logitech International SA 3,328,124
141,500 Ricoh Co Ltd 1,327,444
30,491 SAP SE 6,434,544
68,331 STMicroelectronics NV 2,262,591
16,560 Temenos AG 1,145,702
TOTAL INFORMATION TECHNOLOGY 37,038,532
MATERIALS - 6.0%
102,380 Antofagasta PLC 2,656,352
70,712 Boliden AB 2,154,824
4,375 Clariant AG 64,960
34,507 Croda International PLC 1,791,524
786 DSM-Firmenich AG 100,405
15,375 Endeavour Mining PLC 341,649
164,508 Fortescue Metals Group Ltd 2,027,090
1,435 Givaudan SA 7,021,352
43,286 (b) James Hardie Industries PLC 1,545,293
7,077 Mineral Resources Ltd 250,844
744,639 Pilbara Minerals Ltd 1,424,714
15,583 Sika AG 4,723,140
40,171 Sumitomo Metal Mining Co Ltd 1,230,814
7,729 Symrise AG 976,443
54,381 Umicore SA 746,751
TOTAL MATERIALS 27,056,155
REAL ESTATE - 2.5%
66,007 Daiwa House Industry Co Ltd 1,883,345
141,865 Goodman Group 3,251,596
506,734 Mitsui Fudosan Co Ltd 5,299,388
54,265 Sino Land Co Ltd 56,127
110,505 Swire Pacific Ltd 952,702
TOTAL REAL ESTATE 11,443,158

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (a) Value
UTILITIES - 2.4%
248,180 Iberdrola SA $ 3,271,003
480,707 National Grid PLC 6,088,025
2,780 Orsted AS 165,448
17,668 Verbund AG 1,414,771
TOTAL UTILITIES 10,939,247
TOTAL COMMON STOCKS
(cost $381,662,613) 449,626,853
TOTAL LONG-TERM INVESTMENTS
(cost $381,662,613) 449,626,853
OTHER ASSETS & LIABILITIES, NET - 0.3% 1,255,242
NET ASSETS - 100% $ 450,882,095
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 449,626,853 $ – $ – * $ 449,626,853
Total
$ 449,626,853 $ – $ – $ 449,626,853
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,585,254 or 0.4% of Total Investments.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
* Refer to the Fund's Portfolio of Investments for securities classified as Level 3. Value equals zero as of the end of the reporting period.
ADR American Depositary Receipt

Nuveen ESG Large-Cap ETF (NULC)
Portfolio of Investments July 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.8%
X –
COMMON STOCKS - 99.8%
COMMUNICATION SERVICES - 8.7%
5,801 Alphabet Inc, Class A $ 995,104
3,433 Alphabet Inc, Class C 594,424
12,872 AT&T Inc 247,786
5,756 Comcast Corp, Class A 237,550
718 Electronic Arts Inc 108,375
1,737 Verizon Communications Inc 70,383
4,833 Walt Disney Co/The 452,804
TOTAL COMMUNICATION SERVICES 2,706,426
CONSUMER DISCRETIONARY - 8.0%
4 (b) AutoZone Inc 12,535
29 Booking Holdings Inc 107,735
5,400 (b) Chipotle Mexican Grill Inc 293,328
2,440 eBay Inc 135,688
168 Home Depot Inc/The 61,851
981 Lowe's Cos Inc 240,845
116 (b) Lululemon Athletica Inc 30,005
1,353 McDonald's Corp 359,086
242 (b) MercadoLibre Inc 403,874
1,924 (b) Tesla Inc 446,503
3,569 TJX Cos Inc/The 403,368
TOTAL CONSUMER DISCRETIONARY 2,494,818
CONSUMER STAPLES - 6.2%
3,241 Archer-Daniels-Midland Co 200,974
41 Bunge Global SA 4,314
8,588 Coca-Cola Co/The 573,163
1,368 Kroger Co/The 74,556
1,532 PepsiCo Inc 264,531
2,854 Procter & Gamble Co/The 458,809
2,207 Target Corp 331,955
TOTAL CONSUMER STAPLES 1,908,302
ENERGY - 2.7%
6,499 Baker Hughes Co 251,641
1,491 Cheniere Energy Inc 272,316
3,769 ONEOK Inc 314,071
TOTAL ENERGY 838,028
FINANCIALS - 16.4%
3,495 Bank of America Corp 140,883
681 Cboe Global Markets Inc 124,970
4,592 Citigroup Inc 297,929
2,837 (b) Fiserv Inc 464,048
129 Goldman Sachs Group Inc/The 65,665
239 MarketAxess Holdings Inc 53,424
2,109 Marsh & McLennan Cos Inc 469,400
1,357 Mastercard Inc 629,254
212 Moody's Corp 96,774
3,903 Morgan Stanley 402,829
2,083 PNC Financial Services Group
Inc/The
377,231
2,180 Progressive Corp/The 466,782
3,387 (b) Robinhood Markets Inc, Class A 69,671

Shares Description (a) Value
FINANCIALS (continued)
1,062 S&P Global Inc $ 514,783
630 Travelers Cos Inc/The 136,357
2,679 Truist Financial Corp 119,725
2,388 Visa Inc, Class A 634,420
48 Willis Towers Watson PLC 13,549
TOTAL FINANCIALS 5,077,694
HEALTH CARE - 12.8%
479 Agilent Technologies Inc 67,731
1,107 Amgen Inc 368,044
353 Cardinal Health Inc 35,593
80 Cigna Group/The 27,894
143 (b) Cooper Cos Inc/The 13,346
1,866 Danaher Corp 517,031
3,205 (b) Edwards Lifesciences Corp 202,075
991 Eli Lilly & Co 797,032
666 (b) Exact Sciences Corp 30,423
2,568 Gilead Sciences Inc 195,322
1,282 HCA Healthcare Inc 465,430
1,518 (b) Hologic Inc 123,884
39 (b) IDEXX Laboratories Inc 18,569
767 McKesson Corp 473,254
946 (b) Solventum Corp 55,700
67 UnitedHealth Group Inc 38,603
990 (b) Veeva Systems Inc, Class A 190,011
473 West Pharmaceutical Services
Inc
144,818
1,063 Zoetis Inc 191,383
TOTAL HEALTH CARE 3,956,143
INDUSTRIALS - 8.5%
1,478 3M Co 188,519
1,059 Automatic Data Processing Inc 278,115
465 (b) Axon Enterprise Inc 139,505
5,249 Carrier Global Corp 357,509
19 Dover Corp 3,501
1,369 Eaton Corp PLC 417,258
256 FedEx Corp 77,376
1,310 Ferguson PLC 291,671
1,881 Fortive Corp 135,150
98 Fortune Brands Innovations Inc 7,919
807 Jacobs Solutions Inc 118,104
1,239 TransUnion 111,832
53 Union Pacific Corp 13,077
2,695 United Parcel Service Inc, Class
B
351,347
188 United Rentals Inc 142,335
TOTAL INDUSTRIALS 2,633,218
INFORMATION TECHNOLOGY - 28.7%
301 (b) Adobe Inc 166,047
1,440 Applied Materials Inc 305,568
957 (b) Atlassian Corp PLC, Class A 168,978
139 (b) Cadence Design Systems Inc 37,205
872 (b) Enphase Energy Inc 100,376
657 (b) First Solar Inc 141,905
45 (b) Gartner Inc 22,554
8,397 Hewlett Packard Enterprise Co 167,184
6,321 HP Inc 228,125
14,622 Intel Corp 449,480

Nuveen ESG Large-Cap ETF (NULC)
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an
Shares Description (a) Value
INFORMATION TECHNOLOGY
(continued)
2,760 International Business
Machines Corp
$ 530,306
2,105 Juniper Networks Inc 79,337
1,128 (b) Keysight Technologies Inc 157,435
3,451 Marvell Technology Inc 231,148
5,445 Microsoft Corp 2,277,916
1,333 NetApp Inc 169,264
20,124 NVIDIA Corp 2,354,911
143 NXP Semiconductors NV 37,632
1,578 Salesforce Inc 408,386
1,286 Seagate Technology Holdings
PLC
131,391
549 (b) Synopsys Inc 306,518
1,035 Texas Instruments Inc 210,943
1,578 (b) Trimble Inc 86,064
2,108 (b) Western Digital Corp 141,341
TOTAL INFORMATION TECHNOLOGY 8,910,014
MATERIALS - 3.7%
1,810 Ball Corp 115,532
2,695 DuPont de Nemours Inc 225,571
1,662 Ecolab Inc 383,407
1,684 LyondellBasell Industries NV,
Class A
167,491
2,079 Mosaic Co/The 61,892
1,512 Newmont Corp 74,194
969 Steel Dynamics Inc 129,090
TOTAL MATERIALS 1,157,177
REAL ESTATE - 1.9%
1,659 American Tower Corp 365,643
149 Equinix Inc 117,746
4,527 Host Hotels & Resorts Inc 79,268
180 Welltower Inc 20,025
TOTAL REAL ESTATE 582,682
UTILITIES - 2.2%
2,227 Consolidated Edison Inc 217,177
3,534 Exelon Corp 131,465
4,076 Sempra 326,325
TOTAL UTILITIES 674,967
TOTAL COMMON STOCKS
(cost $23,674,154) 30,939,469
TOTAL LONG-TERM INVESTMENTS
(cost $23,674,154) 30,939,469
OTHER ASSETS & LIABILITIES, NET - 0.2% 70,714
NET ASSETS - 100% $ 31,010,183

independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 30,939,469 $ – $ – $ 30,939,469
Total
$ 30,939,469 $ – $ – $ 30,939,469
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
S&P Standard & Poor's

Nuveen ESG Large-Cap Growth ETF (NULG)
Portfolio of Investments July 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.9%
X –
COMMON STOCKS - 99.9%
COMMUNICATION SERVICES - 10.4%
406,053 Alphabet Inc, Class A $ 69,654,332
394,307 Alphabet Inc, Class C 68,274,257
1,367,786 (b) Warner Bros Discovery Inc 11,831,349
TOTAL COMMUNICATION SERVICES 149,759,938
CONSUMER DISCRETIONARY - 16.7%
138,030 (b) Airbnb Inc 19,263,467
56,219 (b) Aptiv PLC 3,901,036
3,237 (b) AutoZone Inc 10,143,755
6,685 Booking Holdings Inc 24,834,842
362,562 (b) Chipotle Mexican Grill Inc 19,694,368
15,290 (b) Deckers Outdoor Corp 14,107,013
156,102 (b) DoorDash Inc, Class A 17,283,613
40,074 (b) Expedia Group Inc 5,116,248
44,839 (b) Lululemon Athletica Inc 11,598,056
12,378 (b) MercadoLibre Inc 20,657,644
19,054 (b) O'Reilly Automotive Inc 21,461,282
7,886 Pool Corp 2,949,679
255,390 (b) Tesla Inc 59,268,357
72,710 Williams-Sonoma Inc 11,246,783
TOTAL CONSUMER DISCRETIONARY 241,526,143
CONSUMER STAPLES - 3.3%
50,217 Church & Dwight Co Inc 4,921,768
48,490 Costco Wholesale Corp 39,858,780
43,004 Lamb Weston Holdings Inc 2,581,100
TOTAL CONSUMER STAPLES 47,361,648
FINANCIALS - 7.7%
14,754 FactSet Research Systems Inc 6,094,730
86,658 Mastercard Inc 40,184,181
52,976 Moody's Corp 24,182,485
155,926 Visa Inc, Class A 41,424,860
TOTAL FINANCIALS 111,886,256
HEALTH CARE - 11.6%
61,338 Agilent Technologies Inc 8,673,193
232,193 (b) Edwards Lifesciences Corp 14,639,769
70,038 Eli Lilly & Co 56,329,462
37,127 (b) Exact Sciences Corp 1,695,961
35,684 (b) IDEXX Laboratories Inc 16,989,866
41,704 (b) Insulet Corp 8,105,172
20,304 McKesson Corp 12,527,974
5,744 (b) Mettler-Toledo International Inc 8,736,796
31,557 (b) Repligen Corp 5,281,064
43,273 West Pharmaceutical Services
Inc
13,248,895
117,288 Zoetis Inc 21,116,532
TOTAL HEALTH CARE 167,344,684

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Shares Description (a) Value
INDUSTRIALS - 10.3%
42,696 (b) Axon Enterprise Inc $ 12,809,227
24,548 Broadridge Financial Solutions
Inc
5,253,272
30,916 Cintas Corp 23,617,969
376,221 (b) Copart Inc 19,687,645
34,603 Graco Inc 2,942,985
8,596 IDEX Corp 1,792,094
11,324 Nordson Corp 2,834,737
92,097 Old Dominion Freight Line Inc 19,356,948
29,858 Paycom Software Inc 4,980,016
74,270 Quanta Services Inc 19,709,773
139,411 Veralto Corp 14,855,636
20,904 WW Grainger Inc 20,419,236
TOTAL INDUSTRIALS 148,259,538
INFORMATION TECHNOLOGY - 39.0%
58,179 (b) Adobe Inc 32,094,445
130,633 Applied Materials Inc 27,720,323
78,877 (b) Autodesk Inc 19,523,635
36,387 (b) Keysight Technologies Inc 5,078,534
11,715 Lam Research Corp 10,792,327
251,618 Marvell Technology Inc 16,853,374
452,044 Microsoft Corp 189,112,607
1,639,925 NVIDIA Corp 191,904,023
931 (b) Paylocity Holding Corp 139,715
112,316 Salesforce Inc 29,067,381
117,252 Seagate Technology Holdings
PLC
11,979,637
7,198 (b) ServiceNow Inc 5,861,979
10,026 (b) Synopsys Inc 5,597,716
80,944 (b) Workday Inc, Class A 18,384,001
TOTAL INFORMATION TECHNOLOGY 564,109,697
MATERIALS - 0.9%
54,029 Ecolab Inc 12,463,950
TOTAL MATERIALS 12,463,950
TOTAL COMMON STOCKS
(cost $1,251,213,118) 1,442,711,854
TOTAL LONG-TERM INVESTMENTS
(cost $1,251,213,118) 1,442,711,854
OTHER ASSETS & LIABILITIES, NET - 0.1% 1,467,320
NET ASSETS - 100% $ 1,444,179,174

Nuveen ESG Large-Cap Growth ETF (NULG)
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,442,711,854 $ – $ – $ 1,442,711,854
Total
$ 1,442,711,854 $ – $ – $ 1,442,711,854
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Nuveen ESG Large-Cap Value ETF (NULV)
Portfolio of Investments July 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.8%
X –
COMMON STOCKS - 99.8%
COMMUNICATION SERVICES - 4.0%
135,963 Interpublic Group of Cos Inc/
The
$ 4,373,930
805,496 Verizon Communications Inc 32,638,698
325,356 Walt Disney Co/The 30,482,603
TOTAL COMMUNICATION SERVICES 67,495,231
CONSUMER DISCRETIONARY - 3.6%
4,946 DR Horton Inc 889,934
31,082 Home Depot Inc/The 11,443,149
120,973 Lowe's Cos Inc 29,700,081
238,377 Starbucks Corp 18,581,487
TOTAL CONSUMER DISCRETIONARY 60,614,651
CONSUMER STAPLES - 10.3%
356,174 Archer-Daniels-Midland Co 22,086,350
102,010 Bunge Global SA 10,734,512
112,455 Church & Dwight Co Inc 11,021,715
610,023 Coca-Cola Co/The 40,712,935
361,885 Keurig Dr Pepper Inc 12,405,418
94,126 Kimberly-Clark Corp 12,711,716
422,639 Kroger Co/The 23,033,825
201,957 PepsiCo Inc 34,871,915
37,437 Sysco Corp 2,869,546
10,704 Target Corp 1,609,989
TOTAL CONSUMER STAPLES 172,057,921
ENERGY - 3.0%
679,025 Baker Hughes Co 26,291,848
283,256 ONEOK Inc 23,603,723
TOTAL ENERGY 49,895,571
FINANCIALS - 20.7%
74,625 American Express Co 18,883,110
36,759 Assurant Inc 6,428,046
464,215 Bank of America Corp 18,712,507
393,222 Bank of New York Mellon Corp/
The
25,586,956
75,034 Cboe Global Markets Inc 13,769,489
444,792 Citigroup Inc 28,858,105
161,425 Fidelity National Information
Services Inc
12,402,283
173,207 (b) Fiserv Inc 28,331,469
50,116 Goldman Sachs Group Inc/The 25,510,547
76,037 Hartford Financial Services
Group Inc/The
8,434,024
118,337 Marsh & McLennan Cos Inc 26,338,266
94,279 MetLife Inc 7,245,341
202,117 Morgan Stanley 20,860,496
154,796 PNC Financial Services Group
Inc/The
28,033,556
110,283 Progressive Corp/The 23,613,796
11,046 Prudential Financial Inc 1,384,285
650,077 Regions Financial Corp 14,542,222
104,329 Travelers Cos Inc/The 22,580,969

Nuveen ESG Large-Cap Value ETF (NULV)
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

Shares Description (a) Value
FINANCIALS (continued)
63,142 Truist Financial Corp $ 2,821,816
37,748 Willis Towers Watson PLC 10,655,505
TOTAL FINANCIALS 344,992,788
HEALTH CARE - 15.8%
102,966 Agilent Technologies Inc 14,559,392
101,617 Amgen Inc 33,784,604
172,699 Cardinal Health Inc 17,413,240
105,016 Cencora Inc 24,981,206
73,941 Cigna Group/The 25,781,009
125,306 Danaher Corp 34,719,787
123,489 Gilead Sciences Inc 9,392,573
76,333 HCA Healthcare Inc 27,712,696
83,025 (b) Hologic Inc 6,775,670
1,102,418 Pfizer Inc 33,667,846
104,914 (b) Solventum Corp 6,177,336
1,138 STERIS PLC 271,709
27,220 UnitedHealth Group Inc 15,683,075
118,671 Zimmer Biomet Holdings Inc 13,214,016
TOTAL HEALTH CARE 264,134,159
INDUSTRIALS - 13.5%
98,875 3M Co 12,611,506
78,410 Automatic Data Processing Inc 20,592,034
54,387 Broadridge Financial Solutions
Inc
11,638,818
53,372 Caterpillar Inc 18,477,386
478,463 CNH Industrial NV 5,095,631
70,446 Deere & Co 26,204,503
66,672 FedEx Corp 20,151,612
109,120 Ferguson PLC 24,295,568
249,403 Fortive Corp 17,919,606
896 Hubbell Inc 354,502
118,186 Ingersoll Rand Inc 11,865,874
89,344 Jacobs Solutions Inc 13,075,494
130,977 Johnson Controls International
plc
9,370,095
31,483 Owens Corning 5,867,802
121,992 United Parcel Service Inc, Class
B
15,904,097
14,496 United Rentals Inc 10,974,922
TOTAL INDUSTRIALS 224,399,450
INFORMATION TECHNOLOGY - 14.6%
1,254 Accenture PLC, Class A 414,597
127,712 Analog Devices Inc 29,550,002
20,226 (b) Aspentech Corp 3,801,477
444,658 Cisco Systems Inc 21,543,680
72,221 (b) First Solar Inc 15,599,014
130,521 Gen Digital Inc 3,392,241
280,292 HP Inc 10,115,738
933,857 Intel Corp 28,706,764
180,933 International Business
Machines Corp
34,764,467
88,210 NXP Semiconductors NV 23,213,344
270,395 Oracle Corp 37,706,583
4,919 Teradyne Inc 645,176
165,560 Texas Instruments Inc 33,742,784
TOTAL INFORMATION TECHNOLOGY 243,195,867

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (a) Value
MATERIALS - 6.1%
27,600 Ball Corp $ 1,761,708
282,039 DuPont de Nemours Inc 23,606,664
91,351 Ecolab Inc 21,073,762
184,991 LyondellBasell Industries NV,
Class A
18,399,205
254,393 Newmont Corp 12,483,065
115,250 PPG Industries Inc 14,634,445
69,570 Steel Dynamics Inc 9,268,115
TOTAL MATERIALS 101,226,964
REAL ESTATE - 3.6%
107,993 American Tower Corp 23,801,657
501,007 Host Hotels & Resorts Inc 8,772,633
14,810 Iron Mountain Inc 1,518,914
2,634 Public Storage 779,453
225,733 Welltower Inc 25,112,796
TOTAL REAL ESTATE 59,985,453
UTILITIES - 4.6%
48,195 Atmos Energy Corp 6,163,177
51,502 CenterPoint Energy Inc 1,429,180
232,883 Consolidated Edison Inc 22,710,750
6,240 Eversource Energy 405,038
591,420 Exelon Corp 22,000,824
300,827 Sempra 24,084,210
TOTAL UTILITIES 76,793,179
TOTAL COMMON STOCKS
(cost $1,497,850,574) 1,664,791,234
TOTAL LONG-TERM INVESTMENTS
(cost $1,497,850,574) 1,664,791,234
OTHER ASSETS & LIABILITIES, NET - 0.2% 4,115,342
NET ASSETS - 100% $ 1,668,906,576

Nuveen ESG Large-Cap Value ETF (NULV)
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,664,791,234 $ – $ – $ 1,664,791,234
Total
$ 1,664,791,234 $ – $ – $ 1,664,791,234
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Nuveen ESG Mid-Cap Growth ETF (NUMG)
Portfolio of Investments July 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.9%
X –
COMMON STOCKS - 99.9%
COMMUNICATION SERVICES - 11.8%
109,124
(b)
Liberty Media Corp-Liberty
Formula One, Class C
$ 8,824,858
81,632 (b) Live Nation Entertainment Inc 7,852,182
249,453 (b) ROBLOX Corp, Class A 10,357,289
111,173 (b) Roku Inc 6,471,380
532,488 (b) Snap Inc, Class A 7,092,740
554,879 (b) Warner Bros Discovery Inc 4,799,703
TOTAL COMMUNICATION SERVICES 45,398,152
CONSUMER DISCRETIONARY - 8.1%
39,383 (b) Aptiv PLC 2,732,786
15,318 (b) Burlington Stores Inc 3,987,582
10,801 (b) Deckers Outdoor Corp 9,965,327
16,064 Pool Corp 6,008,578
56,669 Williams-Sonoma Inc 8,765,561
TOTAL CONSUMER DISCRETIONARY 31,459,834
CONSUMER STAPLES - 1.0%
1,485 Church & Dwight Co Inc 145,545
63,499 Lamb Weston Holdings Inc 3,811,210
TOTAL CONSUMER STAPLES 3,956,755
FINANCIALS - 7.1%
164,852 Equitable Holdings Inc 7,189,196
33,715 LPL Financial Holdings Inc 7,468,547
289,556 (b) Robinhood Markets Inc, Class A 5,956,167
258,326 (b) Toast Inc, Class A 6,757,808
TOTAL FINANCIALS 27,371,718
HEALTH CARE - 10.4%
46,656 (b) DaVita Inc 6,374,143
3,382 (b) Mettler-Toledo International Inc 5,144,123
11,561 (b) Molina Healthcare Inc 3,945,423
40,524 (b) Repligen Corp 6,781,691
26,293 (b) Waters Corp 8,841,810
29,806 West Pharmaceutical Services
Inc
9,125,703
TOTAL HEALTH CARE 40,212,893
INDUSTRIALS - 23.1%
31,982 (b) Axon Enterprise Inc 9,594,920
33,134 Broadridge Financial Solutions
Inc
7,090,676
141,457 (b) CoStar Group Inc 11,036,475
22,453 EMCOR Group Inc 8,429,754
28,135 IDEX Corp 5,865,585
16,637 Lennox International Inc 9,707,689
48,487 Quanta Services Inc 12,867,480
100,567 Veralto Corp 10,716,420
14,332 WW Grainger Inc 13,999,641
TOTAL INDUSTRIALS 89,308,640

Nuveen ESG Mid-Cap Growth ETF (NUMG)
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (a) Value
INFORMATION TECHNOLOGY - 35.1%
198,472 (b) Confluent Inc, Class A $ 4,965,769
92,851 (b) Dayforce Inc 5,504,207
124,891 (b) DocuSign Inc 6,928,953
72,343 (b) Enphase Energy Inc 8,327,403
8,740 (b) Fair Isaac Corp 13,984,000
27,114 (b) Gartner Inc 13,589,266
18,053 (b) HubSpot Inc 8,972,883
46,258 (b) Keysight Technologies Inc 6,456,229
95,791 (b) Lattice Semiconductor Corp 5,076,923
19,985 (b) Manhattan Associates Inc 5,103,769
28,591 (b) MongoDB Inc 7,215,225
36,031 (b) Paylocity Holding Corp 5,407,172
51,771 (b) PTC Inc 9,207,472
93,925 Seagate Technology Holdings
PLC
9,596,317
46,158 Teradyne Inc 6,054,083
337,875 (b) UiPath Inc, Class A 4,111,939
19,048
(b)
Zebra Technologies Corp,
Class A
6,689,467
46,493 (b) Zscaler Inc 8,338,520
TOTAL INFORMATION TECHNOLOGY 135,529,597
MATERIALS - 3.3%
46,228 Vulcan Materials Co 12,690,048
TOTAL MATERIALS 12,690,048
TOTAL COMMON STOCKS
(cost $358,943,507) 385,927,637
TOTAL LONG-TERM INVESTMENTS
(cost $358,943,507) 385,927,637
OTHER ASSETS & LIABILITIES, NET - 0.1% 436,281
NET ASSETS - 100% $ 386,363,918

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 385,927,637 $ – $ – $ 385,927,637
Total
$ 385,927,637 $ – $ – $ 385,927,637
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Nuveen ESG Mid-Cap Value ETF (NUMV)
Portfolio of Investments July 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.9%
X –
COMMON STOCKS - 99.9%
COMMUNICATION SERVICES - 2.1%
86,806 Fox Corp, Class B $ 3,075,537
128,301 Interpublic Group of Cos Inc/
The
4,127,443
TOTAL COMMUNICATION SERVICES 7,202,980
CONSUMER DISCRETIONARY - 8.0%
41,086 (b) Aptiv PLC 2,850,957
41,064 Bath & Body Works Inc 1,509,102
31,622 (b) CarMax Inc 2,670,162
30,103 Genuine Parts Co 4,428,452
102,371 LKQ Corp 4,248,396
6,397 Pool Corp 2,392,734
53,675 PulteGroup Inc 7,085,100
7,321 (b) Ulta Beauty Inc 2,671,360
TOTAL CONSUMER DISCRETIONARY 27,856,263
CONSUMER STAPLES - 5.1%
52,946 Bunge Global SA 5,571,508
28,041 Church & Dwight Co Inc 2,748,298
3,551 Clorox Co/The 468,484
56,922 Hormel Foods Corp 1,827,765
73,460 Kellanova 4,271,699
39,522 McCormick & Co Inc/MD 3,043,589
TOTAL CONSUMER STAPLES 17,931,343
ENERGY - 4.7%
212,257 Baker Hughes Co 8,218,591
100,019 ONEOK Inc 8,334,583
TOTAL ENERGY 16,553,174
FINANCIALS - 16.8%
102,181 Ally Financial Inc 4,599,167
153,122 Annaly Capital Management
Inc
3,048,659
29,036 Assurant Inc 5,077,525
29,479 Cboe Global Markets Inc 5,409,691
4,289 Citizens Financial Group Inc 183,012
7,777 Discover Financial Services 1,119,810
61,342 Fifth Third Bancorp 2,597,220
66,393 Hartford Financial Services
Group Inc/The
7,364,312
150,678 Huntington Bancshares Inc/OH 2,252,636
13,446 Jack Henry & Associates Inc 2,305,720
9,910 MarketAxess Holdings Inc 2,215,182
27,548 Nasdaq Inc 1,864,449
12,528 Northern Trust Corp 1,110,607
70,217 Principal Financial Group Inc 5,723,388
279,959 Regions Financial Corp 6,262,683
221,051 (b) Robinhood Markets Inc, Class A 4,547,019
29,553 State Street Corp 2,511,119
15,499 Synchrony Financial 787,194
TOTAL FINANCIALS 58,979,393

Shares Description (a) Value
HEALTH CARE - 9.1%
226,267 (b) Avantor Inc $ 6,052,642
57,776 Cardinal Health Inc 5,825,554
8,352 (b) Henry Schein Inc 600,843
54,407 (b) Hologic Inc 4,440,156
12,346 Labcorp Holdings Inc 2,659,822
9,773 Quest Diagnostics Inc 1,390,698
81,050 (b) Solventum Corp 4,772,224
25,787 STERIS PLC 6,156,904
TOTAL HEALTH CARE 31,898,843
INDUSTRIALS - 16.0%
40,575 Allegion plc 5,551,066
27,576 Broadridge Financial Solutions
Inc
5,901,264
5,456 CH Robinson Worldwide Inc 485,857
9,082 Dover Corp 1,673,449
40,112 Expeditors International of
Washington Inc
5,006,780
37,021 Ferguson PLC 8,242,726
5,632 IDEX Corp 1,174,159
33,770 Ingersoll Rand Inc 3,390,508
11,564 JB Hunt Transport Services Inc 2,002,307
1,231 Knight-Swift Transportation
Holdings Inc
67,003
30,982 Owens Corning 5,774,425
41,837 Pentair PLC 3,676,217
948 Toro Co/The 90,752
11,715 United Rentals Inc 8,869,426
30,277 Xylem Inc/NY 4,041,980
TOTAL INDUSTRIALS 55,947,919
INFORMATION TECHNOLOGY - 11.3%
32,062 (b) Akamai Technologies Inc 3,151,053
14,551 (b) Aspentech Corp 2,734,860
28,503 (b) First Solar Inc 6,156,363
216,848 Gen Digital Inc 5,635,879
285,988 Hewlett Packard Enterprise Co 5,694,021
27,519 (b) Keysight Technologies Inc 3,840,827
53,420 NetApp Inc 6,783,272
84,714 (b) Trimble Inc 4,620,302
16,663 (b) Western Digital Corp 1,117,254
TOTAL INFORMATION TECHNOLOGY 39,733,831
MATERIALS - 6.6%
292 Avery Dennison Corp 63,314
86,538 Ball Corp 5,523,721
64,632 International Flavors &
Fragrances Inc
6,429,591
9,026 Martin Marietta Materials Inc 5,355,577
97,293 Mosaic Co/The 2,896,413
20,904 Steel Dynamics Inc 2,784,831
TOTAL MATERIALS 23,053,447
REAL ESTATE - 10.5%
30,513 Alexandria Real Estate Equities
Inc
3,578,870
58,150 BXP Inc 4,146,676
16,034 Camden Property Trust 1,775,765
39,580 (b) CBRE Group Inc, Class A 4,461,062
273,223 Healthpeak Properties Inc 5,961,726

Nuveen ESG Mid-Cap Value ETF (NUMV)
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (a) Value
REAL ESTATE (continued)
289,588 Host Hotels & Resorts Inc $ 5,070,686
75,644 Iron Mountain Inc 7,758,049
1,241 Regency Centers Corp 83,569
65,263 WP Carey Inc 3,772,854
TOTAL REAL ESTATE 36,609,257
UTILITIES - 9.7%
37,214 American Water Works Co Inc 5,297,785
47,986 Atmos Energy Corp 6,136,450
192,162 CenterPoint Energy Inc 5,332,495
128,967 Essential Utilities Inc 5,242,509
98,043 Eversource Energy 6,363,971
182,211 NiSource Inc 5,694,094
TOTAL UTILITIES 34,067,304
TOTAL COMMON STOCKS
(cost $304,291,184) 349,833,754
TOTAL LONG-TERM INVESTMENTS
(cost $304,291,184) 349,833,754
OTHER ASSETS & LIABILITIES, NET - 0.1% 493,883
NET ASSETS - 100% $ 350,327,637
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 349,833,754 $ – $ – $ 349,833,754
Total
$ 349,833,754 $ – $ – $ 349,833,754
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Nuveen ESG Small-Cap ETF (NUSC)
Portfolio of Investments July 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.9%
X –
COMMON STOCKS - 99.9%
COMMUNICATION SERVICES - 2.6%
183,316
(b)
AMC Entertainment Holdings
Inc, Class A
$ 973,408
7,445
(b)
Atlanta Braves Holdings Inc,
Class A
341,874
54,397
(b)
Atlanta Braves Holdings Inc,
Class C
2,362,462
78,028 (b) Cars.com Inc 1,608,937
82,460 (b) Cinemark Holdings Inc 1,944,407
293,115
(b)
Clear Channel Outdoor
Holdings Inc
486,571
35,358
(b)
Frontier Communications
Parent Inc
1,035,989
65,466 (b) Gogo Inc 594,431
93,179 Gray Television Inc 599,141
50,043 Iridium Communications Inc 1,436,234
54,048 John Wiley & Sons Inc, Class A 2,580,792
19,277
(b)
Liberty Latin America Ltd, Class
A
202,023
30,865
(b)
Lions Gate Entertainment Corp,
Class B
254,328
435,574 (b) Lumen Technologies Inc 1,372,058
156,716 (b) Magnite Inc 2,278,651
39,633 (b) MediaAlpha Inc, Class A 581,416
89,452 New York Times Co/The, Class
A
4,793,733
30,457 Scholastic Corp 954,218
107,229 (b) Stagwell Inc 716,290
43,547 (b) Taboola.com Ltd 151,108
172,113 TEGNA Inc 2,741,760
93,816 (b) Vimeo Inc 377,140
56,591 (b) Ziff Davis Inc 2,709,577
36,841 (b) ZipRecruiter Inc, Class A 337,464
11,605 (b) ZoomInfo Technologies Inc 131,833
TOTAL COMMUNICATION SERVICES 31,565,845
CONSUMER DISCRETIONARY - 16.1%
32,838 (b) 1-800-Flowers.com Inc, Class A 340,202
372,155 ADT Inc 2,895,366
47,797 Advance Auto Parts Inc 3,026,984
17,087 American Eagle Outfitters Inc 376,768
6,994 (b) America's Car-Mart Inc/TX 484,334
184,203 Aramark 6,312,637
80,697 Arko Corp 528,565
2,766 (b) Asbury Automotive Group Inc 744,663
33,655 (b) Beazer Homes USA Inc 1,133,164
4,771 BorgWarner Inc 168,464
56,324
(b)
Bright Horizons Family
Solutions Inc
6,772,961
9,984 (b) Brinker International Inc 667,031
126,025 (b) Chegg Inc 429,745
10,574 Columbia Sportswear Co 863,896
57,404 Cricut Inc, Class A 356,479
43,265 (b) Crocs Inc 5,813,518
41,211
(b)
Dave & Buster's Entertainment
Inc
1,549,946

Nuveen ESG Small-Cap ETF (NUSC)
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

Shares Description (a) Value
CONSUMER DISCRETIONARY (continued)
3,884 Dine Brands Global Inc $ 139,203
38,543 (b) European Wax Center Inc 361,919
6,123 (b) Five Below Inc 445,387
16,029 Foot Locker Inc 465,803
96,640 (b) Frontdoor Inc 3,813,414
91,834 Gap Inc/The 2,156,262
13,134 Group 1 Automotive Inc 4,803,366
173,156 H&R Block Inc 10,032,659
33,523 (b) Hanesbrands Inc 199,127
134,424 Harley-Davidson Inc 5,040,900
57,294 Hasbro Inc 3,693,171
27,015 (b) Helen of Troy Ltd 1,596,857
11,889 KB Home 1,023,405
19,968 Kontoor Brands Inc 1,400,755
19,557 LCI Industries 2,282,106
214,613 (b) Leslie's Inc 633,108
113,897 Levi Strauss & Co, Class A 2,087,732
25,197 Lithia Motors Inc 6,962,687
619,109 (b) Lucid Group Inc 2,179,264
337,285 (b),(c) Luminar Technologies Inc 559,893
124,789 Macy's Inc 2,156,354
24,988 (b) Malibu Boats Inc, Class A 950,544
24,093 (b) MarineMax Inc 840,123
27,613 Marriott Vacations Worldwide
Corp
2,335,508
363,582 (b) Mattel Inc 7,013,497
1,234 Meritage Homes Corp 250,342
32,241 (b) Modine Manufacturing Co 3,793,476
36,044 Monro Inc 1,110,876
16,285 Movado Group Inc 421,781
24,532 Murphy USA Inc 12,386,697
93,598 (b) National Vision Holdings Inc 1,353,427
451,682 Newell Brands Inc 3,879,948
53,488 Nordstrom Inc 1,221,131
51,431 (b) Overstock.com Inc 581,170
120,409
(b)
Petco Health & Wellness Co Inc,
Class A
416,615
49,799 (b) Planet Fitness Inc 3,670,186
118,643 (b) Playa Hotels & Resorts NV 1,005,499
32,783 PVH Corp 3,343,538
19,655 (b) Sally Beauty Holdings Inc 225,050
160,003 Service Corp International/US 12,785,840
9,128 Signet Jewelers Ltd 767,939
153,621 (b) Sonos Inc 2,073,884
26,015 Standard Motor Products Inc 851,471
51,086 (b) Stride Inc 3,881,514
77,385 Tapestry Inc 3,102,365
43,048 (b) Target Hospitality Corp 402,929
17,195 (b) Taylor Morrison Home Corp 1,153,441
37,753 Thor Industries Inc 4,007,103
12,744 (b) TopBuild Corp 6,098,514
179,806 (b) Topgolf Callaway Brands Corp 2,966,799
8,281 (b) Tri Pointe Homes Inc 374,715
47,839 (b) United Parks & Resorts Inc 2,518,723
28,854 Vail Resorts Inc 5,251,717
140,967 (b) Valvoline Inc 6,554,965
24,947 VF Corp 423,101
83,707 (b) Victoria's Secret & Co 1,485,799
103,674 (b) Warby Parker Inc, Class A 1,707,511
23,153 Wendy's Co/The 391,980
17,841 Whirlpool Corp 1,819,247

Shares Description (a) Value
CONSUMER DISCRETIONARY (continued)
35,132 Winnebago Industries Inc $ 2,196,453
27,793 (b) XPEL Inc 1,135,900
28,240 (b) Xponential Fitness Inc, Class A 484,881
62,300 (b) YETI Holdings Inc 2,576,105
TOTAL CONSUMER DISCRETIONARY 194,310,399
CONSUMER STAPLES - 3.5%
40,079 Andersons Inc/The 2,185,508
18,686 Casey's General Stores Inc 7,247,178
197,778 (b) Darling Ingredients Inc 7,857,720
23,663 Energizer Holdings Inc 728,584
54,644 (b) Freshpet Inc 6,650,175
109,346 (b) Hain Celestial Group Inc/The 846,338
4,088 (b) Performance Food Group Co 282,072
37,487 Spectrum Brands Holdings Inc 3,171,775
138,489 (b) US Foods Holding Corp 7,532,417
34,142 (b) Vital Farms Inc 1,245,841
15,911 WD-40 Co 4,162,477
TOTAL CONSUMER STAPLES 41,910,085
ENERGY - 4.0%
183,639 Archrock Inc 3,806,836
65,604 Cactus Inc, Class A 4,140,925
235,911 ChampionX Corp 8,082,311
205,715 (b) Clean Energy Fuels Corp 586,288
15,232 (b) Dril-Quip Inc 263,818
21,978 Excelerate Energy Inc, Class A 442,417
116,501 (b) Expro Group Holdings NV 2,705,153
75,029 (b) Green Plains Inc 1,330,264
99,217 Hess Midstream LP, Class A 3,718,653
253,880 NOV Inc 5,285,782
313,504 TechnipFMC PLC 9,248,368
60,908 (b) Weatherford International PLC 7,178,617
74,833 World Kinect Corp 2,090,086
TOTAL ENERGY 48,879,518
FINANCIALS - 17.1%
26,917 Affiliated Managers Group Inc 4,996,334
640,357 AGNC Investment Corp 6,409,974
20,260 Amalgamated Financial Corp 644,471
22,398 A-Mark Precious Metals Inc 860,979
55,047 (b) Ambac Financial Group Inc 726,070
81,523 Apollo Commercial Real Estate
Finance Inc
888,601
4,453 Artisan Partners Asset
Management Inc, Class A
196,644
4,812 Atlantic Union Bankshares Corp 198,687
58,757 (b) AvidXchange Holdings Inc 525,288
80,318
(b)
Baldwin Insurance Group Inc/
The
3,513,109
61,668 (b) Bancorp Inc/The 3,196,869
83,221 Bank OZK 3,902,233
5,572 Banner Corp 329,974
18,234 Bar Harbor Bankshares 582,759
32,680 Berkshire Hills Bancorp Inc 901,968
14,730 Blackstone Mortgage Trust Inc,
Class A
262,930
35,847 BOK Financial Corp 3,686,505
50,805 Bread Financial Holdings Inc 2,772,937
9,138 Cadence Bank 300,366

Nuveen ESG Small-Cap ETF (NUSC)
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

Shares Description (a) Value
FINANCIALS (continued)
70,805 (b) Cantaloupe Inc $ 551,571
110,973 Commerce Bancshares Inc/MO 7,181,063
19,736 Crawford & Co, Class A 193,215
32,598
(b)
Donnelley Financial Solutions
Inc
2,199,713
121,250 East West Bancorp Inc 10,656,662
46,078 Enterprise Financial Services
Corp
2,436,144
12,082 Essent Group Ltd 759,233
79,203 EVERTEC Inc 2,730,127
127,442 First American Financial Corp 7,720,436
204,245 First BanCorp/Puerto Rico 4,381,055
24,107 First Financial Bancorp 659,568
404,375 First Horizon Corp 6,765,194
8,294 First Interstate BancSystem Inc,
Class A
261,842
22,614 Glacier Bancorp Inc 1,011,072
126,290 HA Sustainable Infrastructure
Capital Inc
4,138,523
26,011
(b)
Hamilton Insurance Group Ltd,
Class B
453,372
48,569 Hancock Whitney Corp 2,658,181
23,556 Hanmi Financial Corp 480,542
5,182 Hanover Insurance Group Inc/
The
712,473
25,913 Independent Bank Corp 1,662,319
24,913 Independent Bank Corp/MI 864,232
215,323 Invesco Ltd 3,716,475
61,380 Invesco Mortgage Capital Inc 557,330
93,582 Jackson Financial Inc, Class A 8,240,831
17,768 KKR Real Estate Finance Trust
Inc
203,977
6,753 Lincoln National Corp 224,875
26,924 MGIC Investment Corp 668,792
28,119 Moelis & Co, Class A 1,912,092
4,647 NBT Bancorp Inc 227,796
2,362 Nelnet Inc, Class A 266,221
66,854 Old National Bancorp/IN 1,338,417
8,302 Old Republic International
Corp
287,415
30,837 (b) Palomar Holdings Inc 2,837,312
31,638 Pathward Financial Inc 2,136,831
370,583 (b) Payoneer Global Inc 2,049,324
44,414 PennyMac Financial Services
Inc
4,357,902
7,569 Pinnacle Financial Partners Inc 729,046
28,117 PJT Partners Inc, Class A 3,737,874
25,348 (b) PRA Group Inc 675,524
22,916 Primerica Inc 5,769,561
65,806 (b) ProAssurance Corp 862,059
40,579 PROG Holdings Inc 1,828,490
34,010 Reinsurance Group of America
Inc
7,666,874
5,679 Renasant Corp 195,301
101,435 (b) Repay Holdings Corp 975,805
35,855 Ryan Specialty Holdings Inc 2,208,309
41,914 S&T Bancorp Inc 1,860,143
2,521 Selective Insurance Group Inc 227,697
45,407 SouthState Corp 4,493,931
203,590 Starwood Property Trust Inc 4,061,621
34,032 Stewart Information Services
Corp
2,406,062

Shares Description (a) Value
FINANCIALS (continued)
4,208 Stifel Financial Corp $ 373,123
83,705 Synovus Financial Corp 3,913,209
1,953 UMB Financial Corp 199,245
51,369 Unum Group 2,955,259
427,648 Valley National Bancorp 3,592,243
18,807 Voya Financial Inc 1,367,833
41,362 Walker & Dunlop Inc 4,421,598
88,126 Webster Financial Corp 4,372,812
85,516 Western Alliance Bancorp 6,880,617
164,095 Western Union Co/The 1,951,090
33,598 (b) WEX Inc 6,163,553
3,178 White Mountains Insurance
Group Ltd
5,675,908
148,639 WisdomTree Inc 1,774,750
65,167 Zions Bancorp NA 3,367,179
TOTAL FINANCIALS 207,105,541
HEALTH CARE - 11.3%
86,874 (b) 89bio Inc 795,766
7,008 (b) Acadia Healthcare Co Inc 454,469
84,228 (b) Accolade Inc 345,335
89,386 (b) AdaptHealth Corp 1,015,425
41,633 (b) agilon health Inc 286,851
64,017 (b) Alector Inc 384,102
195,501 (b) Alkermes PLC 5,341,087
15,091 (b) Alphatec Holdings Inc 152,419
47,089 (b) AMN Healthcare Services Inc 3,184,158
26,742 (b) Apogee Therapeutics Inc 1,302,335
29,457
(b)
Arcturus Therapeutics Holdings
Inc
691,061
35,194 (b) Arcus Biosciences Inc 577,534
130,887 (b) Arcutis Biotherapeutics Inc 1,318,032
31,215 (b) Arvinas Inc 858,725
1,722 Atrion Corp 789,193
77,266 (b) Avid Bioservices Inc 806,657
72,615 (b) Avidity Biosciences Inc 3,309,792
29,067 (b) Azenta Inc 1,810,583
71,664 (b) Biohaven Ltd 2,818,545
217,269 (b) Brookdale Senior Living Inc 1,679,489
23,037 Bruker Corp 1,578,265
37,509 (b) Cabaletta Bio Inc 266,314
51,788 (b),(c) Cassava Sciences Inc 1,150,729
31,855 (b) Castle Biosciences Inc 768,661
75,196 (b) Cogent Biosciences Inc 709,098
2,522 CONMED Corp 174,119
10,049 (b) CorVel Corp 3,083,033
22,520 (b),(c) CRISPR Therapeutics AG 1,290,171
40,381 (b) Cross Country Healthcare Inc 736,549
59,807 (b) CryoPort Inc 552,019
45,676 (b) Cullinan Therapeutics Inc 883,831
53,461 (b) Cytokinetics Inc 3,154,734
27,016
(b)
Day One Biopharmaceuticals
Inc
386,599
91,052 (b) Denali Therapeutics Inc 2,218,937
17,340 (b) Disc Medicine Inc 748,394
49,582 (b) Dyne Therapeutics Inc 2,127,564
47,298 (b) Edgewise Therapeutics Inc 805,485
196,759 (b) Elanco Animal Health Inc 2,565,737
72,733 Embecta Corp 1,139,726
22,875 (b) Enliven Therapeutics Inc 603,443
26,706 Ensign Group Inc/The 3,758,870

Nuveen ESG Small-Cap ETF (NUSC)
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

Shares Description (a) Value
HEALTH CARE (continued)
17,284 (b) Entrada Therapeutics Inc $ 284,667
52,543 (b) Envista Holdings Corp 896,909
6,299
(b)
Establishment Labs Holdings
Inc
279,928
57,790 (b) EyePoint Pharmaceuticals Inc 570,965
104,295 (b) Fortrea Holdings Inc 2,877,499
11,788 (b) Fulgent Genetics Inc 282,087
473,682 (b) Geron Corp 2,245,253
10,557 (b) Glaukos Corp 1,236,964
63,965 (b) Guardant Health Inc 2,247,090
41,879 (b) Haemonetics Corp 3,771,204
178,441 (b) Hims & Hers Health Inc 3,790,087
23,368 (b) ICU Medical Inc 2,967,269
59,485 (b) Ideaya Biosciences Inc 2,560,829
47,487 (b) Immunome Inc 731,775
22,697 (b) Inari Medical Inc 1,056,772
15,945 (b) Integer Holdings Corp 1,893,628
32,091
(b)
Integra LifeSciences Holdings
Corp
796,178
9,512 (b) Jazz Pharmaceuticals PLC 1,048,698
26,067 (b) Keros Therapeutics Inc 1,307,521
56,823 (b) Kura Oncology Inc 1,182,487
24,466 (b) Kymera Therapeutics Inc 1,130,329
35,946 (b) Longboard Pharmaceuticals Inc 1,194,845
154,176 (b) Lyell Immunopharma Inc 248,223
36,748 (b) Merus NV 1,949,114
19,922
(b)
MoonLake
Immunotherapeutics
829,751
34,325 (b) Morphic Holding Inc 1,944,855
101,304 (b) NeoGenomics Inc 1,796,120
63,412 (b) Novocure Ltd 1,443,891
17,726 (b) Nurix Therapeutics Inc 387,845
97,340 (b) Nuvation Bio Inc 372,812
56,178 (b) Omnicell Inc 1,640,959
89,131 (b) OraSure Technologies Inc 399,307
15,325 (b) Orthofix Medical Inc 246,426
90,630 (b) Owens & Minor Inc 1,488,145
42,171 (b) Paragon 28 Inc 328,512
48,096 Patterson Cos Inc 1,214,424
17,658 (b) Pennant Group Inc/The 526,385
5,332 (b) Penumbra Inc 890,924
14,420 Perrigo Co PLC 407,653
33,668 (b) PetIQ Inc 736,656
35,516 (b),(c) Phathom Pharmaceuticals Inc 419,799
24,581 Phibro Animal Health Corp,
Class A
464,089
36,865 (b) Pliant Therapeutics Inc 527,538
20,386 (b) PROCEPT BioRobotics Corp 1,290,842
208,241 (b) Project Roadrunner Parent Inc 2,682,144
54,487 (b) Protagonist Therapeutics Inc 2,039,993
42,677 (b) Prothena Corp PLC 993,521
66,279 (b) QuidelOrtho Corp 2,604,102
3,827 (b) RadNet Inc 228,663
211,018
(b),(c)
Recursion Pharmaceuticals Inc,
Class A
1,730,348
21,084 (b) Relay Therapeutics Inc 173,310
125,995 (b),(c) Revance Therapeutics Inc 476,261
34,406 (b) RxSight Inc 1,574,763
64,478 (b) Sana Biotechnology Inc 392,671
91,774 (b) Savara Inc 422,160
44,171 (b) Scholar Rock Holding Corp 401,073

Shares Description (a) Value
HEALTH CARE (continued)
161,335 (b) Sotera Health Co $ 2,237,716
22,415 (b) Spyre Therapeutics Inc 616,413
17,121 (b) STAAR Surgical Co 706,241
51,944 (b) Tango Therapeutics Inc 511,648
29,455 (b) Tarsus Pharmaceuticals Inc 715,462
17,237 (b) Teladoc Health Inc 162,545
15,434 Tourmaline Bio Inc 260,526
37,312 (b) Treace Medical Concepts Inc 269,766
48,842 (b) Varex Imaging Corp 722,373
24,189 (b) Vaxcyte Inc 1,908,270
43,983 (b) Vera Therapeutics Inc 1,609,338
72,741 (b) Verve Therapeutics Inc 509,187
53,247 (b) Viridian Therapeutics Inc 897,212
96,586 (b) WaVe Life Sciences Ltd 638,433
26,064 (b) Xencor Inc 532,227
54,548 (b) Zymeworks Inc 570,572
TOTAL HEALTH CARE 137,118,028
INDUSTRIALS - 18.3%
52,113 AAON Inc 4,613,564
18,875 (b) AAR Corp 1,219,325
5,897 Acuity Brands Inc 1,482,211
48,011 Advanced Drainage Systems
Inc
8,499,867
3,944 AGCO Corp 372,393
131,462 Air Lease Corp 6,523,144
15,469 Allient Inc 447,673
3,893 Arcosa Inc 361,699
186,547 (b) Array Technologies Inc 1,962,474
32,761 (b) ASGN Inc 3,101,484
45,643 Atkore Inc 6,161,805
78,185 (b) AZEK Co Inc/The 3,509,725
51,917 Barnes Group Inc 2,094,332
28,618 (b) Beacon Roofing Supply Inc 2,941,930
49,036 Boise Cascade Co 6,967,525
55,386 Brady Corp 3,966,191
36,267 (b) CECO Environmental Corp 1,058,996
26,788 (b) Chart Industries Inc 4,315,011
374,699 (b) Clarivate PLC 2,525,471
17,128 Comfort Systems USA Inc 5,693,690
168,896 (b) Core & Main Inc, Class A 9,030,869
60,144 Crane Co 9,648,301
35,919 CSG Systems International Inc 1,682,446
135,784 (b) DNOW Inc 2,085,642
10,399 Douglas Dynamics Inc 300,635
69,799 (b) Energy Recovery Inc 1,017,669
66,829 Enerpac Tool Group Corp 2,686,526
205,963 (b) ExlService Holdings Inc 7,262,255
63,870 First Advantage Corp 1,099,841
34,705 (b) FTI Consulting Inc 7,564,649
549,513 (b),(c) FuelCell Energy Inc 278,273
32,221 (b) Generac Holdings Inc 5,016,165
29,511 Greenbrier Cos Inc/The 1,505,356
3,109 (b) GXO Logistics Inc 174,042
60,519 Hexcel Corp 4,006,963
58,570 HNI Corp 3,218,422
71,273 Interface Inc 1,231,597
24,943 John Bean Technologies Corp 2,453,892
142,500 KBR Inc 9,489,075
55,033
(b)
Kratos Defense & Security
Solutions Inc
1,240,444

Nuveen ESG Small-Cap ETF (NUSC)
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

Shares Description (a) Value
INDUSTRIALS (continued)
97,935 (b) Leonardo DRS Inc $ 2,761,767
13,487 Lindsay Corp 1,699,227
2,960 McGrath RentCorp 325,097
61,215 (b) Mercury Systems Inc 2,176,193
34,502 Moog Inc, Class A 6,765,842
106,813 (b) MRC Global Inc 1,546,652
28,195 MSA Safety Inc 5,318,987
9,722 Mueller Water Products Inc,
Class A
201,051
17,501 (b) MYR Group Inc 2,458,541
196,014 Pitney Bowes Inc 1,293,692
804,680 (b),(c) Plug Power Inc 1,987,560
11,950 Powell Industries Inc 2,194,379
42,357 Primoris Services Corp 2,391,900
31,194 (b) Proto Labs Inc 1,086,175
181,399 (b) Resideo Technologies Inc 4,121,385
83,458 Robert Half Inc 5,357,169
7,999 Rush Enterprises Inc 378,193
27,338 Rush Enterprises Inc, Class A 1,394,511
46,462 Ryder System Inc 6,512,114
12,646 (b) Saia Inc 5,284,131
6,053 Sensata Technologies Holding
PLC
236,007
34,419 (b) SiteOne Landscape Supply Inc 5,048,579
6,288 (b) SPX Technologies Inc 927,732
187,187 (b) Sunrun Inc 3,281,388
40,887 TriNet Group Inc 4,262,470
29,530 (b) Triumph Group Inc 483,997
15,336 (b) V2X Inc 799,466
17,684 VSE Corp 1,573,699
43,197 Wabash National Corp 928,304
11,832 WESCO International Inc 2,070,008
97,700 (b) WillScot Holdings Corp 4,005,700
26,390 (b) XPO Inc 3,031,947
TOTAL INDUSTRIALS 220,715,435
INFORMATION TECHNOLOGY - 11.7%
126,859 (b) ACI Worldwide Inc 5,484,115
3,655 (b) Altair Engineering Inc, Class A 322,956
24,132 (b) Appfolio Inc, Class A 5,344,755
36,433 Badger Meter Inc 7,511,027
22,586 Belden Inc 2,093,496
38,913 (b) Blackbaud Inc 3,088,914
12,973 (b) Box Inc, Class A 364,801
72,798 (b) Calix Inc 2,994,182
51,782 (b) Cerence Inc 164,667
48,627 (b) Cirrus Logic Inc 6,344,851
4,457 (b) CommVault Systems Inc 681,252
3,938 CTS Corp 192,489
44,399 (b) Digi International Inc 1,212,093
10,143 (b),(c) Digimarc Corp 324,475
72,723 Dolby Laboratories Inc, Class A 5,727,663
106,864 (b) DoubleVerify Holdings Inc 2,256,968
13,255 (b) Dropbox Inc, Class A 317,060
226,191 (b) DXC Technology Co 4,600,725
206,200 (b) E2open Parent Holdings Inc 962,954
11,972 (b) Elastic NV 1,312,969
51,144 (b) Envestnet Inc 3,169,905
156,335 (b) Flex Ltd 5,026,170
32,610 (b) Gitlab Inc, Class A 1,670,610
133,170 (b) Harmonic Inc 1,952,272

Shares Description (a) Value
INFORMATION TECHNOLOGY
(continued)
31,663 (b) HashiCorp Inc, Class A $ 1,068,626
207,904 (b) Infinera Corp 1,234,950
38,509 (b) Informatica Inc, Class A 921,905
20,115 (b) Insight Enterprises Inc 4,515,818
24,961 (b) Intapp Inc 894,353
31,545 InterDigital Inc 3,872,464
52,739 (b) Itron Inc 5,455,322
11,222 (b) Jamf Holding Corp 205,475
15,525 (b) Kimball Electronics Inc 367,943
39,078 Kulicke & Soffa Industries Inc 1,843,309
4,671 Littelfuse Inc 1,247,671
7,263 (b) LiveRamp Holdings Inc 219,924
228,117 (b) Matterport Inc 1,012,839
26,563 (b) MeridianLink Inc 627,684
40,866 Methode Electronics Inc 517,364
217,662 (b) Mirion Technologies Inc 2,294,157
34,650 (b) N-able Inc/US 483,021
170,650 (b) NCR Voyix Corp 2,517,088
21,813 (b) Novanta Inc 3,952,079
96,194 (b) Nutanix Inc, Class A 4,858,759
24,080 (b) Onto Innovation Inc 4,606,504
41,201 (b) PAR Technology Corp 2,086,419
81,249 (b) Paycor HCM Inc 1,008,300
38,500 (b) PDF Solutions Inc 1,350,965
87,261 (b) Procore Technologies Inc 6,198,149
36,343 Progress Software Corp 2,122,431
102,100 (b) Rambus Inc 5,252,024
115,647 (b) Ribbon Communications Inc 392,043
20,551 (b) Rogers Corp 2,510,921
17,357 (b) Silicon Laboratories Inc 2,085,096
22,565 (b) SPS Commerce Inc 4,860,952
49,015 (b) Teradata Corp 1,589,066
23,120 (b) Veeco Instruments Inc 957,399
62,996 Vontier Corp 2,471,333
43,126 (b) Weave Communications Inc 431,260
96,109 (b) Wolfspeed Inc 1,811,655
14,937 Xerox Holdings Corp 160,797
48,351 (b) Xperi Inc 395,028
TOTAL INFORMATION TECHNOLOGY 141,522,462
MATERIALS - 6.2%
2,947 AptarGroup Inc 433,150
169,343 (b) Axalta Coating Systems Ltd 6,037,078
38,497 Balchem Corp 6,831,678
112,000 Berry Global Group Inc 7,360,640
143,850 Commercial Metals Co 8,645,385
43,120 Compass Minerals International
Inc
573,496
270,633 Element Solutions Inc 7,293,559
117,746 FMC Corp 6,871,657
147,936 Graphic Packaging Holding Co 4,452,874
3,884 HB Fuller Co 334,801
22,922 Innospec Inc 3,005,991
34,381 (b) Knife River Corp 2,733,977
25,652 Koppers Holdings Inc 1,044,293
46,333 Louisiana-Pacific Corp 4,548,047
40,573 Minerals Technologies Inc 3,180,112
12,298 Olympic Steel Inc 623,263
32,399 Radius Recycling Inc 587,070
52,364 (b) Ranpak Holdings Corp 378,068
26,219 Royal Gold Inc 3,621,368

Nuveen ESG Small-Cap ETF (NUSC)
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

Shares Description (a) Value
MATERIALS (continued)
44,387 Sensient Technologies Corp $ 3,464,405
4,294 Sonoco Products Co 231,532
27,805 Stepan Co 2,353,137
TOTAL MATERIALS 74,605,581
REAL ESTATE - 6.7%
3,016 Agree Realty Corp 208,014
53,099 (b) Anywhere Real Estate Inc 250,627
19,130 Armada Hoffler Properties Inc 227,264
17,125 CBL & Associates Properties Inc 441,311
463,088 (b) Compass Inc, Class A 2,032,956
22,312 (b) Cushman & Wakefield PLC 292,510
27,832 Easterly Government Properties
Inc
387,700
27,909 EastGroup Properties Inc 5,218,704
169,716 Empire State Realty Trust Inc,
Class A
1,827,841
119,932 (b) Equity Commonwealth 2,443,015
2,416 Federal Realty Investment Trust 269,747
62,361 First Industrial Realty Trust Inc 3,412,394
154,111 Hudson Pacific Properties Inc 923,125
17,733 (b) Jones Lang LaSalle Inc 4,449,210
44,137 Kennedy-Wilson Holdings Inc 459,466
131,232 Kilroy Realty Corp 4,851,647
143,926 Omega Healthcare Investors
Inc
5,238,907
112,897 Outfront Media Inc 1,831,189
151,331 Phillips Edison & Co Inc 5,311,718
28,000 Piedmont Office Realty Trust
Inc, Class A
242,200
98,253 PotlatchDeltic Corp 4,358,503
174,316 Rayonier Inc 5,287,004
163,425 Rexford Industrial Realty Inc 8,189,227
70,232 Ryman Hospitality Properties
Inc
7,059,018
13,503 SITE Centers Corp 208,621
133,599 Tanger Inc 3,861,011
24,532 (b) Tejon Ranch Co 466,108
114,426 Terreno Realty Corp 7,827,883
302,121 Uniti Group Inc 1,160,145
126,476 Xenia Hotels & Resorts Inc 1,755,487
TOTAL REAL ESTATE 80,492,552
UTILITIES - 2.4%
26,388 Chesapeake Utilities Corp 3,114,576
42,076 Clearway Energy Inc, Class A 1,036,332
100,791 Clearway Energy Inc, Class C 2,689,104
120,260 New Jersey Resources Corp 5,622,155
69,866 ONE Gas Inc 4,864,770
31,852 SJW Group 1,930,550
25,745 Southwest Gas Holdings Inc 1,909,249
5,594 Spire Inc 372,504
140,793
(b),(c)
Sunnova Energy International
Inc
995,406
260,839 UGI Corp 6,463,590
TOTAL UTILITIES 28,998,236
TOTAL COMMON STOCKS
(cost $1,078,033,541) 1,207,223,682

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (a) Value
X –
COMMON STOCK RIGHTS - 0.0%
HEALTH CARE - 0.0%
26,689 (d) Bristol-Myers Squibb Co $ 18,682
23,934 (d) CinCor Pharma Inc 73,238
TOTAL HEALTH CARE 91,920
TOTAL COMMON STOCK RIGHTS
(cost $0) 91,920
TOTAL LONG-TERM INVESTMENTS
(cost $1,078,033,541) 1,207,315,602
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH
COLLATERAL FROM SECURITIES
LENDING - 0.5%
5,572,158 (e) State Street Navigator Securities Lending
Government Money Market Portfolio
5.310%(f) $ 5,572,158
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(cost $5,572,158) 5,572,158
TOTAL INVESTMENTS (cost $ 1,083,605,699 ) - 100 .4% 1,212,887,760
OTHER ASSETS & LIABILITIES, NET - (0.4)% (4,392,896)
NET ASSETS - 100% $ 1,208,494,864
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,207,223,682 $ – $ – $ 1,207,223,682
Common Stock Rights – – 91,920 91,920
Investments Purchased with Collateral from
Securities Lending 5,572,158 – – 5,572,158
Total
$ 1,212,795,840 $ – $ 91,920 $ 1,212,887,760

Nuveen ESG Small-Cap ETF (NUSC)
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $5,409,095.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(f) The rate shown is the one-day yield as of the end of the reporting period.